Trade and Other Receivables - Disclosure of Trade and Other Receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financial assets
Trade receivables	R 3,673	R 2,485
Interest and other receivables	220	231
Employee receivables	22	17
Non-financial assets
Prepayments	893	450
Value added tax and general sales tax	1,127	737
Income and mining taxes	62	82
Total trade and other receivables	5,997	4,002	R 2,604
Trade receivables (metals) | Gross
Financial assets
Trade receivables	2,766	2,344
Trade receivables (copper concentrate) at FVTPL [Member] | Gross
Financial assets
Trade receivables	735	0
Other trade receivables | Gross
Financial assets
Trade receivables	393	312
Trade receivables [member]
Non-financial assets
Loss allowance	R (221)	R (171)	R (212)